LONG-TERM INVESTMENT (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Shanghai Shihong Technology Co., Ltd. [Member]	Mar. 31, 2012 Shanghai Shihong Technology Co., Ltd. [Member]	Mar. 31, 2012 Shanghai Normal University [Member]
Debt Instrument [Line Items]
Cash paid to acquire entity				1,020	980
Ownership interest				51.00%	49.00%
Equity method investments	8,000		219